BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Basis Of Preparation [Abstract]
BASIS OF PREPARATION [Text Block]

2. Basis of Preparation

a) Statement of compliance

These consolidated financial statements as at December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022 have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The accompanying financial information as at December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022 has been prepared in accordance with those IASB standards and IFRS Interpretations Committee ("IFRIC") interpretations issued and effective, or issued and early-adopted, at December 31, 2024.

The date the Company's Board of Directors approved these consolidated financial statements was March 31, 2025.

b) Going Concern

The Company incurred a net loss of $4,159,197 for the year ended December 31, 2024 (year ended December 31, 2023 - net loss of $21,266,945 and year ended December 31, 2022 - net loss of $2,928,742) and as at December 31, 2024 had working capital of $1,388,131 (December 31, 2023: working capital of $8,885,586).

The recoverability of the amount shown for exploration and evaluation assets is dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain financing to continue to perform exploration activity or complete the development of the properties where necessary, or alternatively, upon the Company's ability to recover its incurred costs through a disposition of its interests, all of which are uncertain.

In addition, if the Company raises additional funds by issuing equity securities, then existing security holders will likely experience dilution, and the incurring of indebtedness would result in increased debt service obligations and could require the Company to agree to operating and financial covenants that would restrict its operations. Any failure on its part to raise additional funds on terms favourable to the Company or at all, may require the Company to significantly change or curtail its current or planned operations in order to conserve cash until such time, if ever, that sufficient proceeds from operations are generated, and could result in the Company not taking advantage of other available business opportunities.

In the event the Company is unable to identify recoverable resources, receive the necessary permitting, or arrange appropriate financing, the carrying value of the Company's assets and liabilities could be subject to material adjustment. These matters create material uncertainties that cast significant and substantial doubt upon the validity of the going concern assumption.

These consolidated financial statements do not include any additional adjustments to the recoverability and classification of certain recorded asset amounts, classification of certain liabilities and changes to the statements of loss and comprehensive loss that might be necessary if the Company was unable to continue as a going concern.

c) Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for certain financial assets and liabilities which are presented at fair value. These consolidated financial statements have also been prepared on an accrual basis, except for cash flow information.